Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Prudential Series Fund
Entity Central Index Key	0000711175
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
PSF Stock Index Portfolio (Class III)
Shareholder Report [Line Items]
Fund Name	PSF Stock Index Portfolio
Class Name	Class III
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class III shares of PSF Stock Index Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Stock Index Portfolio—Class III	$29	0.54%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.54%
Net Assets	$ 8,500,761,067
Holdings Count | Holding	508
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 8,500,761,067
Number of portfolio holdings	508
Portfolio turnover rate for the period	1%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS
A
S OF 6/30/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	11.6%
Software	10.6%
Technology Hardware, Storage & Peripherals	6.8%
Interactive Media & Services	6.5%
Affiliated Mutual Funds (3.4% represents investments purchased with collateral from securities on loan)	4.8%
Broadline Retail	3.8%
Financial Services	3.7%
Pharmaceuticals	3.7%
Oil, Gas & Consumable Fuels	3.3%
Banks	3.1%
Capital Markets	2.7%
Health Care Providers & Services	2.4%
Health Care Equipment & Supplies	2.3%
Insurance	2.0%
Biotechnology	1.8%
Hotels, Restaurants & Leisure	1.8%
Consumer Staples Distribution & Retail	1.8%
Specialty Retail	1.8%
Aerospace & Defense	1.8%
Machinery	1.6%
Electric Utilities	1.4%
Chemicals	1.4%
Automobiles	1.4%
Beverages	1.3%
Unaffiliated Exchange-Traded Funds	1.2%
Life Sciences Tools & Services	1.2%
Entertainment	1.2%
Household Products	1.2%
IT Services	1.0%
Ground Transportation	1.0%
Specialized REITs	0.9%
Communications Equipment	0.8%
Electrical Equipment	0.7%
Food Products	0.7%
Diversified Telecommunication Services	0.7%
Professional Services	0.6%
Multi-Utilities	0.6%
Electronic Equipment, Instruments & Components	0.6%
Industry Classification	% of Net Assets
Commercial Services & Supplies	0.6%
Media	0.5%
Tobacco	0.5%
Consumer Finance	0.5%
Building Products	0.5%
Air Freight & Logistics	0.4%
Industrial Conglomerates	0.4%
Metals & Mining	0.4%
Textiles, Apparel & Luxury Goods	0.4%
Household Durables	0.3%
Energy Equipment & Services	0.3%
Residential REITs	0.3%
Retail REITs	0.3%
Trading Companies & Distributors	0.3%
Health Care REITs	0.2%
Industrial REITs	0.2%
Containers & Packaging	0.2%
Wireless Telecommunication Services	0.2%
Passenger Airlines	0.2%
Construction Materials	0.1%
Personal Care Products	0.1%
Real Estate Management & Development	0.1%
Distributors	0.1%
Independent Power & Renewable Electricity Producers	0.1%
U.S. Treasury Obligations	0.1%
Construction & Engineering	0.1%
Automobile Components	0.1%
Water Utilities	0.1%
Gas Utilities	0.0%*
Hotel & Resort REITs	0.0%*
Office REITs	0.0%*
Leisure Products	0.0%*
103.4%
Liabilities in excess of other assets	(3.4)%
100.0%
* Less than
0.05
%

PSF STOCK INDEX PORTFOLIO Class I
Shareholder Report [Line Items]
Fund Name	PSF Stock Index Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class I shares of PSF Stock Index Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Stock Index Portfolio—Class I	$16	0.29%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.29%
Net Assets	$ 8,500,761,067
Holdings Count | Holding	508
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 8,500,761,067
Number of portfolio holdings	508
Portfolio turnover rate for the period	1%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	11.6%
Software	10.6%
Technology Hardware, Storage & Peripherals	6.8%
Interactive Media & Services	6.5%
Affiliated Mutual Funds (3.4% represents investments purchased with collateral from securities on loan)	4.8%
Broadline Retail	3.8%
Financial Services	3.7%
Pharmaceuticals	3.7%
Oil, Gas & Consumable Fuels	3.3%
Banks	3.1%
Capital Markets	2.7%
Health Care Providers & Services	2.4%
Health Care Equipment & Supplies	2.3%
Insurance	2.0%
Biotechnology	1.8%
Hotels, Restaurants & Leisure	1.8%
Consumer Staples Distribution & Retail	1.8%
Specialty Retail	1.8%
Aerospace & Defense	1.8%
Machinery	1.6%
Electric Utilities	1.4%
Chemicals	1.4%
Automobiles	1.4%
Beverages	1.3%
Unaffiliated Exchange-Traded Funds	1.2%
Life Sciences Tools & Services	1.2%
Entertainment	1.2%
Household Products	1.2%
IT Services	1.0%
Ground Transportation	1.0%
Specialized REITs	0.9%
Communications Equipment	0.8%
Electrical Equipment	0.7%
Food Products	0.7%
Diversified Telecommunication Services	0.7%
Professional Services	0.6%
Multi-Utilities	0.6%
Electronic Equipment, Instruments & Components	0.6%
Industry Classification	% of Net Assets
Commercial Services & Supplies	0.6%
Media	0.5%
Tobacco	0.5%
Consumer Finance	0.5%
Building Products	0.5%
Air Freight & Logistics	0.4%
Industrial Conglomerates	0.4%
Metals & Mining	0.4%
Textiles, Apparel & Luxury Goods	0.4%
Household Durables	0.3%
Energy Equipment & Services	0.3%
Residential REITs	0.3%
Retail REITs	0.3%
Trading Companies & Distributors	0.3%
Health Care REITs	0.2%
Industrial REITs	0.2%
Containers & Packaging	0.2%
Wireless Telecommunication Services	0.2%
Passenger Airlines	0.2%
Construction Materials	0.1%
Personal Care Products	0.1%
Real Estate Management & Development	0.1%
Distributors	0.1%
Independent Power & Renewable Electricity Producers	0.1%
U.S. Treasury Obligations	0.1%
Construction & Engineering	0.1%
Automobile Components	0.1%
Water Utilities	0.1%
Gas Utilities	0.0%*
Hotel & Resort REITs	0.0%*
Office REITs	0.0%*
Leisure Products	0.0%*
103.4%
Liabilities in excess of other assets	(3.4)%
100.0%
* Less than 0.05%

PSF Small-Cap Stock Index Portfolio(Class III)
Shareholder Report [Line Items]
Fund Name	PSF Small-Cap Stock Index Portfolio
Class Name	Class III
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class III shares of PSF Small-Cap Stock Index Portfolio (the
“Portfolio”) for the period of January 1, 2024 to June 30, 2024.

Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Small-Cap Stock Index Portfolio—Class III	$31	0.63%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%
Net Assets	$ 1,181,609,955
Holdings Count | Holding	607
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 1,181,609,955
Number of portfolio holdings	607
Portfolio turnover rate for the period	11%

Holdings [Text Block]	WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?
Industry Classification	% of Net Assets
Affiliated Mutual Funds (23.8% represents investments purchased with collateral from securities on loan)	24.3%
Banks	9.1%
Machinery	4.7%
Specialty Retail	4.6%
Electronic Equipment, Instruments & Components	4.2%
Software	3.9%
Health Care Equipment & Supplies	3.1%
Health Care Providers & Services	3.0%
Household Durables	2.9%
Semiconductors & Semiconductor Equipment	2.9%
Oil, Gas & Consumable Fuels	2.7%
Energy Equipment & Services	2.5%
Metals & Mining	2.5%
Financial Services	2.5%
Capital Markets	2.4%
Chemicals	2.3%
Insurance	2.3%
Commercial Services & Supplies	2.1%
Hotels, Restaurants & Leisure	2.0%
Building Products	1.8%
Pharmaceuticals	1.8%
Retail REITs	1.7%
Biotechnology	1.7%
Professional Services	1.5%
Trading Companies & Distributors	1.5%
Automobile Components	1.4%
Textiles, Apparel & Luxury Goods	1.4%
Mortgage Real Estate Investment Trusts (REITs)	1.3%
Aerospace & Defense	1.3%
Food Products	1.2%
Construction & Engineering	1.2%
Interactive Media & Services	1.1%
Office REITs	1.0%
Diversified Consumer Services	1.0%
Hotel & Resort REITs	1.0%
Passenger Airlines	1.0%
Ground Transportation	0.8%
Communications Equipment	0.8%
Industry Classification	% of Net Assets
Consumer Finance	0.8%
Electrical Equipment	0.8%
Diversified REITs	0.8%
Consumer Staples Distribution & Retail	0.7%
Health Care REITs	0.7%
Media	0.7%
Water Utilities	0.7%
IT Services	0.7%
Containers & Packaging	0.6%
Household Products	0.6%
Real Estate Management & Development	0.6%
Electric Utilities	0.5%
Specialized REITs	0.5%
Industrial REITs	0.5%
Entertainment	0.5%
Unaffiliated Exchange-Traded Funds	0.5%
Personal Care Products	0.4%
Leisure Products	0.4%
Residential REITs	0.4%
Marine Transportation	0.4%
Health Care Technology	0.3%
Life Sciences Tools & Services	0.3%
Diversified Telecommunication Services	0.3%
Gas Utilities	0.3%
Paper & Forest Products	0.3%
Multi-Utilities	0.3%
Wireless Telecommunication Services	0.3%
Air Freight & Logistics	0.3%
Independent Power & Renewable Electricity Producers	0.2%
Tobacco	0.2%
Broadline Retail	0.2%
Beverages	0.2%
Technology Hardware, Storage & Peripherals	0.2%
Automobiles	0.1%
U.S. Treasury Obligations	0.0%*
123.8%
Liabilities in excess of other assets	(23.8)%
100.0%
* Less than
0.05
%

PSF Small-Cap Stock Index Portfolio(Class I)
Shareholder Report [Line Items]
Fund Name	PSF Small-Cap Stock Index Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class I shares of PSF Small-Cap Stock Index Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Small-Cap Stock Index Portfolio—Class I	$19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
Net Assets	$ 1,181,609,955
Holdings Count | Holding	607
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 1,181,609,955
Number of portfolio holdings	607
Portfolio turnover rate for the period	11%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S H
O
LDINGS AS OF 6/30/2024?
Industry Classification	% of Net Assets
Affiliated Mutual Funds (23.8% represents investments purchased with collateral from securities on loan)	24.3%
Banks	9.1%
Machinery	4.7%
Specialty Retail	4.6%
Electronic Equipment, Instruments & Components	4.2%
Software	3.9%
Health Care Equipment & Supplies	3.1%
Health Care Providers & Services	3.0%
Household Durables	2.9%
Semiconductors & Semiconductor Equipment	2.9%
Oil, Gas & Consumable Fuels	2.7%
Energy Equipment & Services	2.5%
Metals & Mining	2.5%
Financial Services	2.5%
Capital Markets	2.4%
Chemicals	2.3%
Insurance	2.3%
Commercial Services & Supplies	2.1%
Hotels, Restaurants & Leisure	2.0%
Building Products	1.8%
Pharmaceuticals	1.8%
Retail REITs	1.7%
Biotechnology	1.7%
Professional Services	1.5%
Trading Companies & Distributors	1.5%
Automobile Components	1.4%
Textiles, Apparel & Luxury Goods	1.4%
Mortgage Real Estate Investment Trusts (REITs)	1.3%
Aerospace & Defense	1.3%
Food Products	1.2%
Construction & Engineering	1.2%
Interactive Media & Services	1.1%
Office REITs	1.0%
Diversified Consumer Services	1.0%
Hotel & Resort REITs	1.0%
Passenger Airlines	1.0%
Ground Transportation	0.8%
Communications Equipment	0.8%
Industry Classification	% of Net Assets
Consumer Finance	0.8%
Electrical Equipment	0.8%
Diversified REITs	0.8%
Consumer Staples Distribution & Retail	0.7%
Health Care REITs	0.7%
Media	0.7%
Water Utilities	0.7%
IT Services	0.7%
Containers & Packaging	0.6%
Household Products	0.6%
Real Estate Management & Development	0.6%
Electric Utilities	0.5%
Specialized REITs	0.5%
Industrial REITs	0.5%
Entertainment	0.5%
Unaffiliated Exchange-Traded Funds	0.5%
Personal Care Products	0.4%
Leisure Products	0.4%
Residential REITs	0.4%
Marine Transportation	0.4%
Health Care Technology	0.3%
Life Sciences Tools & Services	0.3%
Diversified Telecommunication Services	0.3%
Gas Utilities	0.3%
Paper & Forest Products	0.3%
Multi-Utilities	0.3%
Wireless Telecommunication Services	0.3%
Air Freight & Logistics	0.3%
Independent Power & Renewable Electricity Producers	0.2%
Tobacco	0.2%
Broadline Retail	0.2%
Beverages	0.2%
Technology Hardware, Storage & Peripherals	0.2%
Automobiles	0.1%
U.S. Treasury Obligations	0.0%*
123.8%
Liabilities in excess of other assets	(23.8)%
100.0%
* Less than 0.05%

PSF PGIM Total Return Bond Portfolio (Class III)
Shareholder Report [Line Items]
Fund Name	PSF PGIM Total Return Bond Portfolio
Class Name	Class III
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class III shares of PSF PGIM Total Return Bond Portfolio (the
“Portfolio”) for the period of January 1, 2024 to June 30, 2024.

Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Total Return Bond Portfolio—Class III	$34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Net Assets	$ 1,715,637,002
Holdings Count | Holding	1,692
Investment Company, Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 1,715,637,002
Number of portfolio holdings	1,692
Portfolio turnover rate for the period	63%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Credit Quality	% of Total Investments
AAA	29.4
AA	30.2
A	11.7
BBB	17.5
BB	5.7
B	3.9
CCC and Below	1.1
NR	2.7
Cash/Cash Equivalents	-2.2
Total Investments	100.0

PSF PGIM Total Return Bond Portfolio (Class I)
Shareholder Report [Line Items]
Fund Name	PSF PGIM Total Return Bond Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class I shares of PSF PGIM Total Return Bond Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Total Return Bond Portfolio—Class I	$21	0.43%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%
Net Assets	$ 1,715,637,002
Holdings Count | Holding	1,692
Investment Company, Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/3 0/2 024?
Portfolio’s net assets	$ 1,715,637,002
Number of portfolio holdings	1,692
Portfolio turnover rate for the period	63%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Credit Quality	% of Total Investments
AAA	29.4
AA	30.2
A	11.7
BBB	17.5
BB	5.7
B	3.9
CCC and Below	1.1
NR	2.7
Cash/Cash Equivalents	-2.2
Total Investments	100.0

PSF PGIM Jennison Value Portfolio (Class III)
Shareholder Report [Line Items]
Fund Name	PSF PGIM Jennison Value Portfolio
Class Name	Class III
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class III shares of PSF PGIM Jennison Value Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Value Portfolio—Class III	$35	0.67%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%
Net Assets	$ 1,683,692,418
Holdings Count | Holding	60
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 1,683,692,418
Number of portfolio holdings	60
Portfolio turnover rate for the period	8%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Banks	13.0%
Oil, Gas & Consumable Fuels	8.4%
Affiliated Mutual Funds (2.2% represents investments purchased with collateral from securities on loan)	6.1%
Insurance	5.7%
Pharmaceuticals	5.0%
Semiconductors & Semiconductor Equipment	4.8%
Software	4.7%
Aerospace & Defense	4.5%
Capital Markets	4.4%
Machinery	3.9%
Biotechnology	3.6%
Multi-Utilities	3.5%
Chemicals	3.3%
Interactive Media & Services	2.9%
Consumer Staples Distribution & Retail	2.8%
Technology Hardware, Storage & Peripherals	2.5%
Health Care Providers & Services	2.4%
Health Care REITs	2.1%
Industry Classification	% of Net Assets
Automobiles	1.9%
Communications Equipment	1.7%
Household Products	1.7%
Electric Utilities	1.6%
Hotels, Restaurants & Leisure	1.4%
Beverages	1.3%
Specialized REITs	1.3%
Health Care Equipment & Supplies	1.3%
Building Products	1.2%
Ground Transportation	1.1%
Specialty Retail	1.0%
Passenger Airlines	0.9%
Food Products	0.9%
Automobile Components	0.7%
Entertainment	0.6%
102.2%
Liabilities in excess of other assets	(2.2)%
100.0%

PSF PGIM Jennison Value Portfolio (Class II)
Shareholder Report [Line Items]
Fund Name	PSF PGIM Jennison Value Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class II shares of PSF PGIM Jennison Value Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Value Portfolio—Class II	$43	0.82%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.82%
Net Assets	$ 1,683,692,418
Holdings Count | Holding	60
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 1,683,692,418
Number of portfolio holdings	60
Portfolio turnover rate for the period	8%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Banks	13.0%
Oil, Gas & Consumable Fuels	8.4%
Affiliated Mutual Funds (2.2% represents investments purchased with collateral from securities on loan)	6.1%
Insurance	5.7%
Pharmaceuticals	5.0%
Semiconductors & Semiconductor Equipment	4.8%
Software	4.7%
Aerospace & Defense	4.5%
Capital Markets	4.4%
Machinery	3.9%
Biotechnology	3.6%
Multi-Utilities	3.5%
Chemicals	3.3%
Interactive Media & Services	2.9%
Consumer Staples Distribution & Retail	2.8%
Technology Hardware, Storage & Peripherals	2.5%
Health Care Providers & Services	2.4%
Health Care REITs	2.1%
Industry Classification	% of Net Assets
Automobiles	1.9%
Communications Equipment	1.7%
Household Products	1.7%
Electric Utilities	1.6%
Hotels, Restaurants & Leisure	1.4%
Beverages	1.3%
Specialized REITs	1.3%
Health Care Equipment & Supplies	1.3%
Building Products	1.2%
Ground Transportation	1.1%
Specialty Retail	1.0%
Passenger Airlines	0.9%
Food Products	0.9%
Automobile Components	0.7%
Entertainment	0.6%
102.2%
Liabilities in excess of other assets	(2.2)%
100.0%

PSF PGIM Jennison Value Portfolio (Class I)
Shareholder Report [Line Items]
Fund Name	PSF PGIM Jennison Value Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class I shares of PSF PGIM Jennison Value Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Value Portfolio—Class I	$22	0.42%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%
Net Assets	$ 1,683,692,418
Holdings Count | Holding	60
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 1,683,692,418
Number of portfolio holdings	60
Portfolio turnover rate for the period	8%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Banks	13.0%
Oil, Gas & Consumable Fuels	8.4%
Affiliated Mutual Funds (2.2% represents investments purchased with collateral from securities on loan)	6.1%
Insurance	5.7%
Pharmaceuticals	5.0%
Semiconductors & Semiconductor Equipment	4.8%
Software	4.7%
Aerospace & Defense	4.5%
Capital Markets	4.4%
Machinery	3.9%
Biotechnology	3.6%
Multi-Utilities	3.5%
Chemicals	3.3%
Interactive Media & Services	2.9%
Consumer Staples Distribution & Retail	2.8%
Technology Hardware, Storage & Peripherals	2.5%
Health Care Providers & Services	2.4%
Health Care REITs	2.1%
Industry Classification	% of Net Assets
Automobiles	1.9%
Communications Equipment	1.7%
Household Products	1.7%
Electric Utilities	1.6%
Hotels, Restaurants & Leisure	1.4%
Beverages	1.3%
Specialized REITs	1.3%
Health Care Equipment & Supplies	1.3%
Building Products	1.2%
Ground Transportation	1.1%
Specialty Retail	1.0%
Passenger Airlines	0.9%
Food Products	0.9%
Automobile Components	0.7%
Entertainment	0.6%
102.2%
Liabilities in excess of other assets	(2.2)%
100.0%

C000226559 [Member]
Shareholder Report [Line Items]
Fund Name	PSF PGIM Jennison Growth Portfolio
Class Name	Class III
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class III shares of PSF PGIM Jennison Growth Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Growth Portfolio—Class III	$47	0.86%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.86%
Net Assets	$ 3,630,544,607
Holdings Count | Holding	54
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 3,630,544,607
Number of portfolio holdings	54
Portfolio turnover rate for the period	17%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	19.2%
Software	15.5%
Broadline Retail	9.5%
Interactive Media & Services	8.9%
Pharmaceuticals	7.9%
Technology Hardware, Storage & Peripherals	5.2%
Financial Services	4.7%
Entertainment	4.5%
Hotels, Restaurants & Leisure	3.4%
Specialty Retail	2.7%
Consumer Staples Distribution & Retail	2.0%
Capital Markets	1.9%
Automobiles	1.8%
Aerospace & Defense	1.7%
Biotechnology	1.6%
Industry Classification	% of Net Assets
Health Care Equipment & Supplies	1.4%
Ground Transportation	1.3%
Media	1.2%
IT Services	1.1%
Electrical Equipment	0.9%
Personal Care Products	0.7%
Insurance	0.7%
Affiliated Mutual Funds	0.6%
Electronic Equipment, Instruments & Components	0.5%
Textiles, Apparel & Luxury Goods	0.5%
Banks	0.4%
99.8%
Other assets in excess of liabilities	0.2%
100.0%

C000013886 [Member]
Shareholder Report [Line Items]
Fund Name	PSF PGIM Jennison Growth Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class II shares of PSF PGIM Jennison Growth Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Growth Portfolio—Class II	$55	1.01%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.01%
Net Assets	$ 3,630,544,607
Holdings Count | Holding	54
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 3,630,544,607
Number of portfolio holdings	54
Portfolio turnover rate for the period	17%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	19.2%
Software	15.5%
Broadline Retail	9.5%
Interactive Media & Services	8.9%
Pharmaceuticals	7.9%
Technology Hardware, Storage & Peripherals	5.2%
Financial Services	4.7%
Entertainment	4.5%
Hotels, Restaurants & Leisure	3.4%
Specialty Retail	2.7%
Consumer Staples Distribution & Retail	2.0%
Capital Markets	1.9%
Automobiles	1.8%
Aerospace & Defense	1.7%
Biotechnology	1.6%
Industry Classification	% of Net Assets
Health Care Equipment & Supplies	1.4%
Ground Transportation	1.3%
Media	1.2%
IT Services	1.1%
Electrical Equipment	0.9%
Personal Care Products	0.7%
Insurance	0.7%
Affiliated Mutual Funds	0.6%
Electronic Equipment, Instruments & Components	0.5%
Textiles, Apparel & Luxury Goods	0.5%
Banks	0.4%
99.8%
Other assets in excess of liabilities	0.2%
100.0%

C000005698 [Member]
Shareholder Report [Line Items]
Fund Name	PSF PGIM Jennison Growth Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class I shares of PSF PGIM Jennison Growth Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Growth Portfolio—Class I	$34	0.61%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.61%
Net Assets	$ 3,630,544,607
Holdings Count | Holding	54
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 3,630,544,607
Number of portfolio holdings	54
Portfolio turnover rate for the period	17%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	19.2%
Software	15.5%
Broadline Retail	9.5%
Interactive Media & Services	8.9%
Pharmaceuticals	7.9%
Technology Hardware, Storage & Peripherals	5.2%
Financial Services	4.7%
Entertainment	4.5%
Hotels, Restaurants & Leisure	3.4%
Specialty Retail	2.7%
Consumer Staples Distribution & Retail	2.0%
Capital Markets	1.9%
Automobiles	1.8%
Aerospace & Defense	1.7%
Biotechnology	1.6%
Industry Classification	% of Net Assets
Health Care Equipment & Supplies	1.4%
Ground Transportation	1.3%
Media	1.2%
IT Services	1.1%
Electrical Equipment	0.9%
Personal Care Products	0.7%
Insurance	0.7%
Affiliated Mutual Funds	0.6%
Electronic Equipment, Instruments & Components	0.5%
Textiles, Apparel & Luxury Goods	0.5%
Banks	0.4%
99.8%
Other assets in excess of liabilities	0.2%
100.0%

PSF PGIM Jennison Blend Portfolio (Class III)
Shareholder Report [Line Items]
Fund Name	PSF PGIM Jennison Blend Portfolio
Class Name	Class III
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class III shares of PSF PGIM Jennison Blend Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Blend Portfolio—Class III	$39	0.71%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.71%
Net Assets	$ 6,477,747,075
Holdings Count | Holding	89
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 6,477,747,075
Number of portfolio holdings	89
Portfolio turnover rate for the period	53%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	12.1%
Interactive Media & Services	8.7%
Software	8.0%
Technology Hardware, Storage & Peripherals	7.6%
Insurance	6.1%
Banks	5.3%
Broadline Retail	5.2%
Oil, Gas & Consumable Fuels	4.5%
Pharmaceuticals	4.1%
Machinery	3.7%
Financial Services	3.1%
Health Care Providers & Services	2.7%
Hotels, Restaurants & Leisure	2.2%
Entertainment	2.1%
Biotechnology	1.9%
Affiliated Mutual Funds (1.3% represents investments purchased with collateral from securities on loan)	1.9%
Consumer Staples Distribution & Retail	1.7%
Electrical Equipment	1.7%
Specialty Retail	1.6%
Textiles, Apparel & Luxury Goods	1.5%
Beverages	1.4%
Communications Equipment	1.2%
Diversified Telecommunication Services	1.1%
Household Durables	0.8%
IT Services	0.8%
Industry Classification	% of Net Assets
Capital Markets	0.8%
Passenger Airlines	0.7%
Health Care Equipment & Supplies	0.7%
Household Products	0.7%
Consumer Finance	0.5%
Multi-Utilities	0.5%
Health Care REITs	0.5%
Construction Materials	0.5%
Food Products	0.5%
Building Products	0.4%
Marine Transportation	0.4%
Specialized REITs	0.4%
Industrial REITs	0.4%
Commercial Services & Supplies	0.3%
Residential REITs	0.3%
Energy Equipment & Services	0.3%
Automobiles	0.3%
Electronic Equipment, Instruments & Components	0.3%
Containers & Packaging	0.3%
Trading Companies & Distributors	0.3%
Construction & Engineering	0.2%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

PSF PGIM Jennison Blend Portfolio (Class II)
Shareholder Report [Line Items]
Fund Name	PSF PGIM Jennison Blend Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class II shares of PSF PGIM Jennison Blend Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Blend Portfolio—Class II	$47	0.86%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.86%
Net Assets	$ 6,477,747,075
Holdings Count | Holding	89
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$6,477,747,075
Number of portfolio holdings	89
Portfolio turnover rate for the period	53%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	12.1%
Interactive Media & Services	8.7%
Software	8.0%
Technology Hardware, Storage & Peripherals	7.6%
Insurance	6.1%
Banks	5.3%
Broadline Retail	5.2%
Oil, Gas & Consumable Fuels	4.5%
Pharmaceuticals	4.1%
Machinery	3.7%
Financial Services	3.1%
Health Care Providers & Services	2.7%
Hotels, Restaurants & Leisure	2.2%
Entertainment	2.1%
Biotechnology	1.9%
Affiliated Mutual Funds (1.3% represents investments purchased with collateral from securities on loan)	1.9%
Consumer Staples Distribution & Retail	1.7%
Electrical Equipment	1.7%
Specialty Retail	1.6%
Textiles, Apparel & Luxury Goods	1.5%
Beverages	1.4%
Communications Equipment	1.2%
Diversified Telecommunication Services	1.1%
Household Durables	0.8%
IT Services	0.8%
Industry Classification	% of Net Assets
Capital Markets	0.8%
Passenger Airlines	0.7%
Health Care Equipment & Supplies	0.7%
Household Products	0.7%
Consumer Finance	0.5%
Multi-Utilities	0.5%
Health Care REITs	0.5%
Construction Materials	0.5%
Food Products	0.5%
Building Products	0.4%
Marine Transportation	0.4%
Specialized REITs	0.4%
Industrial REITs	0.4%
Commercial Services & Supplies	0.3%
Residential REITs	0.3%
Energy Equipment & Services	0.3%
Automobiles	0.3%
Electronic Equipment, Instruments & Components	0.3%
Containers & Packaging	0.3%
Trading Companies & Distributors	0.3%
Construction & Engineering	0.2%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

PSF PGIM Jennison Blend Portfolio (Class I)
Shareholder Report [Line Items]
Fund Name	PSF PGIM Jennison Blend Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class I shares of PSF PGIM Jennison Blend Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Jennison Blend Portfolio—Class I	$25	0.46%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.46%
Net Assets	$ 6,477,747,075
Holdings Count | Holding	89
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 6,477,747,075
Number of portfolio holdings	89
Portfolio turnover rate for the period	53%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	12.1%
Interactive Media & Services	8.7%
Software	8.0%
Technology Hardware, Storage & Peripherals	7.6%
Insurance	6.1%
Banks	5.3%
Broadline Retail	5.2%
Oil, Gas & Consumable Fuels	4.5%
Pharmaceuticals	4.1%
Machinery	3.7%
Financial Services	3.1%
Health Care Providers & Services	2.7%
Hotels, Restaurants & Leisure	2.2%
Entertainment	2.1%
Biotechnology	1.9%
Affiliated Mutual Funds (1.3% represents investments purchased with collateral from securities on loan)	1.9%
Consumer Staples Distribution & Retail	1.7%
Electrical Equipment	1.7%
Specialty Retail	1.6%
Textiles, Apparel & Luxury Goods	1.5%
Beverages	1.4%
Communications Equipment	1.2%
Diversified Telecommunication Services	1.1%
Household Durables	0.8%
IT Services	0.8%
Industry Classification	% of Net Assets
Capital Markets	0.8%
Passenger Airlines	0.7%
Health Care Equipment & Supplies	0.7%
Household Products	0.7%
Consumer Finance	0.5%
Multi-Utilities	0.5%
Health Care REITs	0.5%
Construction Materials	0.5%
Food Products	0.5%
Building Products	0.4%
Marine Transportation	0.4%
Specialized REITs	0.4%
Industrial REITs	0.4%
Commercial Services & Supplies	0.3%
Residential REITs	0.3%
Energy Equipment & Services	0.3%
Automobiles	0.3%
Electronic Equipment, Instruments & Components	0.3%
Containers & Packaging	0.3%
Trading Companies & Distributors	0.3%
Construction & Engineering	0.2%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

PSF PGIM High Yield Bond Portfolio (Class III)
Shareholder Report [Line Items]
Fund Name	PSF PGIM High Yield Bond Portfolio
Class Name	Class III
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class III shares of PSF PGIM High Yield Bond Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM High Yield Bond Portfolio—Class III	$41	0.82%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
Net Assets	$ 534,696,945
Holdings Count | Holding	693
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 534,696,945
Number of portfolio holdings	693
Portfolio turnover rate for the period	20%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Credit Quality	% of Total Investments
AAA	1.5
AA	5.8
A	0.2
BBB	3.3
BB	31.6
B	36.2
CCC and Below	15.2
NR	4.5
Cash/Cash Equivalents	1.7
Total Investments	100.0

PSF PGIM High Yield Bond Portfolio (Class I)
Shareholder Report [Line Items]
Fund Name	PSF PGIM High Yield Bond Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class I shares of PSF PGIM High Yield Bond Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM High Yield Bond Portfolio—Class I	$29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
Net Assets	$ 534,696,945
Holdings Count | Holding	693
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 534,696,945
Number of portfolio holdings	693
Portfolio turnover rate for the period	20%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/
2024
?

Credit Quality	% of Total Investments
AAA	1.5
AA	5.8
A	0.2
BBB	3.3
BB	31.6
B	36.2
CCC and Below	15.2
NR	4.5
Cash/Cash Equivalents	1.7
Total Investments	100.0

PSF PGIM Government Money Market Portfolio (Class III)
Shareholder Report [Line Items]
Fund Name	PSF PGIM Government Money Market Portfolio
Class Name	Class III
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class III shares of PSF PGIM Government Money Market Portfolio
(the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.

Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Government Money Market Portfolio— Class III	$29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
Net Assets	$ 1,302,234,895
Holdings Count | Holding	70
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 1,302,234,895
Number of portfolio holdings	70

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Sector Classification	% of Net Assets
Repurchase Agreements	58.7%
U.S. Government Agency Obligations	25.6%
U.S. Treasury Obligations	15.7%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%
* Less than 0.05%

PSF PGIM Government Money Market Portfolio (Class I)
Shareholder Report [Line Items]
Fund Name	PSF PGIM Government Money Market Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class I shares of PSF PGIM Government Money Market Portfolio
(the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.

Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Government Money Market Portfolio— Class I	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Net Assets	$ 1,302,234,895
Holdings Count | Holding	70
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 1,302,234,895
Number of portfolio holdings	70

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Sector Classification	% of Net Assets
Repurchase Agreements	58.7%
U.S. Government Agency Obligations	25.6%
U.S. Treasury Obligations	15.7%
100.0%
Other assets in excess of liabilities	0.0% *
100.0%
* Less than
0.05
%

PSF PGIM Government Income Portfolio (Class III)
Shareholder Report [Line Items]
Fund Name	PSF PGIM Government Income Portfolio
Class Name	Class III
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class III shares of PSF PGIM Government Income Portfolio (the
“Portfolio”) for the period of January 1, 2024 to June 30, 2024.

Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Government Income Portfolio—Class III	$39	0.79%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Net Assets	$ 152,261,525
Holdings Count | Holding	346
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 152,261,525
Number of portfolio holdings	346
Portfolio turnover rate for the period	42%

Holdings [Text Block]	WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?
Credit Quality	% of Total Investments
AAA	14.2
AA	83.9
Cash/Cash Equivalents	1.9
Total Investments	100.0

PSF PGIM Government Income Portfolio (Class I)
Shareholder Report [Line Items]
Fund Name	PSF PGIM Government Income Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class I shares of PSF PGIM Government Income Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Government Income Portfolio—Class I	$27	0.54%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
Net Assets	$ 152,261,525
Holdings Count | Holding	346
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLI O STATISTICS A S OF 6/30/2024?
Portfolio’s net assets	$ 152,261,525
Number of portfolio holdings	346
Portfolio turnover rate for the period	42%

Holdings [Text Block]	WHAT ARE SOME CHARACTERISTICS OF TH E PORTFOLIO ’S HOLDINGS AS OF 6/30/2024?
Credit Quality	% of Total Investments
AAA	14.2
AA	83.9
Cash/Cash Equivalents	1.9
Total Investments	100.0

PSF PGIM Flexible Managed Portfolio (Class III)
Shareholder Report [Line Items]
Fund Name	PSF PGIM Flexible Managed Portfolio
Class Name	Class III
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class III shares of PSF PGIM Flexible Managed Portfolio (the
“Portfolio”) for the period of January 1, 2024 to June 30, 2024.

Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Flexible Managed Portfolio—Class III	$45	0.86%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%
Net Assets	$ 4,926,888,036
Holdings Count | Holding	1,782
Investment Company, Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 4,926,888,036
Number of portfolio holdings	1,782
Portfolio turnover rate for the period	63%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?
Industry Classification	% of Net Assets
U.S. Government Agency Obligations	9.5%
Semiconductors & Semiconductor Equipment	7.5%
Affiliated Mutual Funds (1.7% represents investments purchased with collateral from securities on loan)	7.4%
Software	6.7%
Collateralized Loan Obligations	5.4%
Banks	5.3%
Technology Hardware, Storage & Peripherals	4.4%
Commercial Mortgage-Backed Securities	4.2%
Interactive Media & Services	4.2%
Pharmaceuticals	2.9%
Automobiles	2.7%
Broadline Retail	2.5%
Financial Services	2.3%
Oil, Gas & Consumable Fuels	2.1%
Capital Markets	1.7%
Insurance	1.5%
Health Care Equipment & Supplies	1.5%
Aerospace & Defense	1.4%
Health Care Providers & Services	1.4%
Consumer Staples Distribution & Retail	1.2%
Specialty Retail	1.1%
Biotechnology	1.1%
Hotels, Restaurants & Leisure	1.0%
Electric	1.0%
Beverages	0.9%
Machinery	0.9%
Entertainment	0.8%
Chemicals	0.8%
Life Sciences Tools & Services	0.8%
Electric Utilities	0.8%
Pipelines	0.8%
U.S. Treasury Obligations	0.8%
Household Products	0.7%
Residential Mortgage-Backed Securities	0.7%
IT Services	0.6%
Telecommunications	0.6%
Ground Transportation	0.6%
Specialized REITs	0.5%
Industry Classification	% of Net Assets
Diversified Telecommunication Services	0.5%
Electrical Equipment	0.5%
Media	0.5%
Real Estate Investment Trusts (REITs)	0.5%
Auto Manufacturers	0.5%
Multi-Utilities	0.4%
Communications Equipment	0.4%
Agriculture	0.4%
Professional Services	0.4%
Food Products	0.4%
Industrial Conglomerates	0.4%
Air Freight & Logistics	0.4%
Electronic Equipment, Instruments & Components	0.3%
Oil & Gas	0.3%
Healthcare-Services	0.3%
Building Products	0.3%
Textiles, Apparel & Luxury Goods	0.3%
Consumer Loans	0.3%
Diversified Financial Services	0.3%
Residential REITs	0.3%
Energy Equipment & Services	0.2%
Commercial Services & Supplies	0.2%
Consumer Finance	0.2%
Construction Materials	0.2%
Metals & Mining	0.2%
Municipal Bonds	0.2%
Sovereign Bonds	0.2%
Tobacco	0.2%
Commercial Services	0.2%
Credit Cards	0.2%
Industrial REITs	0.2%
Household Durables	0.2%
Packaging & Containers	0.1%
Mining	0.1%
Student Loans	0.1%
Retail	0.1%
Foods	0.1%
Independent Power & Renewable Electricity Producers	0.1%
Home Equity Loans	0.1%
Industry Classification	% of Net Assets
Equipment	0.1%
Real Estate Management & Development	0.1%
Semiconductors	0.1%
Airlines	0.1%
Gas	0.1%
Engineering & Construction	0.1%
Wireless Telecommunication Services	0.1%
Retail REITs	0.1%
Office/Business Equipment	0.0%*
Transportation	0.0%*
Trading Companies & Distributors	0.0%*
Health Care REITs	0.0%*
Automobile Components	0.0%*
Building Materials	0.0%*
Marine Transportation	0.0%*
Multi-National	0.0%*
Miscellaneous Manufacturing	0.0%*
Containers & Packaging	0.0%*
Home Builders	0.0%*
Hotel & Resort REITs	0.0%*
Lodging	0.0%*
Other	0.0%*
Diversified Banks	0.0%*
Healthcare-Products	0.0%*
Industry Classification	% of Net Assets
Apparel	0.0%*
Construction & Engineering	0.0%*
Personal Care Products	0.0%*
Gas Utilities	0.0%*
Unaffiliated Exchange-Traded Funds	0.0%*
Distribution/Wholesale	0.0%*
Passenger Airlines	0.0%*
Machinery-Diversified	0.0%*
Computers	0.0%*
Leisure Products	0.0%*
Environmental Control	0.0%*
Transportation Infrastructure	0.0%*
Paper & Forest Products	0.0%*
Diversified REITs	0.0%*
Iron/Steel	0.0%*
Internet	0.0%*
Automobile Manufacturers	0.0%*
101.9%
Liabilities in excess of other assets	(1.9)%
100.0%
* Less than 0.05%

PSF PGIM Flexible Managed Portfolio (Class I)
Shareholder Report [Line Items]
Fund Name	PSF PGIM Flexible Managed Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class I shares of PSF PGIM Flexible Managed Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM Flexible Managed Portfolio—Class I	$32	0.61%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%
Net Assets	$ 4,926,888,036
Holdings Count | Holding	1,782
Investment Company, Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 4,926,888,036
Number of portfolio holdings	1,782
Portfolio turnover rate for the period	63%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO
’S
HOLDINGS AS OF
6
/30/2024?
Industry Classification	% of Net Assets
U.S. Government Agency Obligations	9.5%
Semiconductors & Semiconductor Equipment	7.5%
Affiliated Mutual Funds (1.7% represents investments purchased with collateral from securities on loan)	7.4%
Software	6.7%
Collateralized Loan Obligations	5.4%
Banks	5.3%
Technology Hardware, Storage & Peripherals	4.4%
Commercial Mortgage-Backed Securities	4.2%
Interactive Media & Services	4.2%
Pharmaceuticals	2.9%
Automobiles	2.7%
Broadline Retail	2.5%
Financial Services	2.3%
Oil, Gas & Consumable Fuels	2.1%
Capital Markets	1.7%
Insurance	1.5%
Health Care Equipment & Supplies	1.5%
Aerospace & Defense	1.4%
Health Care Providers & Services	1.4%
Consumer Staples Distribution & Retail	1.2%
Specialty Retail	1.1%
Biotechnology	1.1%
Hotels, Restaurants & Leisure	1.0%
Electric	1.0%
Beverages	0.9%
Machinery	0.9%
Entertainment	0.8%
Chemicals	0.8%
Life Sciences Tools & Services	0.8%
Electric Utilities	0.8%
Pipelines	0.8%
U.S. Treasury Obligations	0.8%
Household Products	0.7%
Residential Mortgage-Backed Securities	0.7%
IT Services	0.6%
Telecommunications	0.6%
Ground Transportation	0.6%
Specialized REITs	0.5%
Industry Classification	% of Net Assets
Diversified Telecommunication Services	0.5%
Electrical Equipment	0.5%
Media	0.5%
Real Estate Investment Trusts (REITs)	0.5%
Auto Manufacturers	0.5%
Multi-Utilities	0.4%
Communications Equipment	0.4%
Agriculture	0.4%
Professional Services	0.4%
Food Products	0.4%
Industrial Conglomerates	0.4%
Air Freight & Logistics	0.4%
Electronic Equipment, Instruments & Components	0.3%
Oil & Gas	0.3%
Healthcare-Services	0.3%
Building Products	0.3%
Textiles, Apparel & Luxury Goods	0.3%
Consumer Loans	0.3%
Diversified Financial Services	0.3%
Residential REITs	0.3%
Energy Equipment & Services	0.2%
Commercial Services & Supplies	0.2%
Consumer Finance	0.2%
Construction Materials	0.2%
Metals & Mining	0.2%
Municipal Bonds	0.2%
Sovereign Bonds	0.2%
Tobacco	0.2%
Commercial Services	0.2%
Credit Cards	0.2%
Industrial REITs	0.2%
Household Durables	0.2%
Packaging & Containers	0.1%
Mining	0.1%
Student Loans	0.1%
Retail	0.1%
Foods	0.1%
Independent Power & Renewable Electricity Producers	0.1%
Home Equity Loans	0.1%
Industry Classification	% of Net Assets
Equipment	0.1%
Real Estate Management & Development	0.1%
Semiconductors	0.1%
Airlines	0.1%
Gas	0.1%
Engineering & Construction	0.1%
Wireless Telecommunication Services	0.1%
Retail REITs	0.1%
Office/Business Equipment	0.0%*
Transportation	0.0%*
Trading Companies & Distributors	0.0%*
Health Care REITs	0.0%*
Automobile Components	0.0%*
Building Materials	0.0%*
Marine Transportation	0.0%*
Multi-National	0.0%*
Miscellaneous Manufacturing	0.0%*
Containers & Packaging	0.0%*
Home Builders	0.0%*
Hotel & Resort REITs	0.0%*
Lodging	0.0%*
Other	0.0%*
Diversified Banks	0.0%*
Healthcare-Products	0.0%*
Industry Classification	% of Net Assets
Apparel	0.0%*
Construction & Engineering	0.0%*
Personal Care Products	0.0%*
Gas Utilities	0.0%*
Unaffiliated Exchange-Traded Funds	0.0%*
Distribution/Wholesale	0.0%*
Passenger Airlines	0.0%*
Machinery-Diversified	0.0%*
Computers	0.0%*
Leisure Products	0.0%*
Environmental Control	0.0%*
Transportation Infrastructure	0.0%*
Paper & Forest Products	0.0%*
Diversified REITs	0.0%*
Iron/Steel	0.0%*
Internet	0.0%*
Automobile Manufacturers	0.0%*
101.9%
Liabilities in excess of other assets	(1.9)%
100.0%
* Less than 0.05%

PSF PGIM 50/50 Balanced Portfolio (Class III)
Shareholder Report [Line Items]
Fund Name	PSF PGIM 50/50 Balanced Portfolio
Class Name	Class III
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class III shares of PSF PGIM 50/50 Balanced Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM 50/50 Balanced Portfolio—Class III	$42	0.82%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%
Net Assets	$ 2,631,651,899
Holdings Count | Holding	1,769
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 2,631,651,899
Number of portfolio holdings	1,769
Portfolio turnover rate for the period	33%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?
Industry Classification	% of Net Assets
Affiliated Mutual Funds (1.9% represents investments purchased with collateral from securities on loan)	12.7%
U.S. Government Agency Obligations	11.1%
Collateralized Loan Obligations	6.1%
Semiconductors & Semiconductor Equipment	6.1%
Software	5.7%
Banks	5.3%
Commercial Mortgage-Backed Securities	5.2%
Technology Hardware, Storage & Peripherals	3.6%
Interactive Media & Services	3.3%
Automobiles	2.8%
Pharmaceuticals	2.2%
Broadline Retail	1.9%
Financial Services	1.9%
Oil, Gas & Consumable Fuels	1.7%
Capital Markets	1.4%
Insurance	1.2%
Health Care Providers & Services	1.2%
Health Care Equipment & Supplies	1.2%
Electric	1.1%
Aerospace & Defense	1.1%
Biotechnology	1.0%
Consumer Staples Distribution & Retail	0.9%
Hotels, Restaurants & Leisure	0.9%
U.S. Treasury Obligations	0.9%
Specialty Retail	0.9%
Pipelines	0.9%
Residential Mortgage-Backed Securities	0.8%
Machinery	0.8%
Chemicals	0.8%
Electric Utilities	0.7%
Beverages	0.7%
Telecommunications	0.7%
Entertainment	0.7%
Media	0.6%
Household Products	0.6%
Life Sciences Tools & Services	0.6%
Real Estate Investment Trusts (REITs)	0.5%
IT Services	0.5%
Industry Classification	% of Net Assets
Unaffiliated Exchange-Traded Funds	0.5%
Ground Transportation	0.5%
Specialized REITs	0.5%
Communications Equipment	0.4%
Oil & Gas	0.4%
Food Products	0.4%
Electrical Equipment	0.4%
Agriculture	0.4%
Municipal Bonds	0.3%
Diversified Telecommunication Services	0.3%
Healthcare-Services	0.3%
Professional Services	0.3%
Multi-Utilities	0.3%
Consumer Loans	0.3%
Electronic Equipment, Instruments & Components	0.3%
Commercial Services & Supplies	0.3%
Sovereign Bonds	0.3%
Auto Manufacturers	0.3%
Diversified Financial Services	0.3%
Tobacco	0.3%
Consumer Finance	0.3%
Building Products	0.2%
Credit Cards	0.2%
Retail	0.2%
Industrial Conglomerates	0.2%
Metals & Mining	0.2%
Air Freight & Logistics	0.2%
Foods	0.2%
Textiles, Apparel & Luxury Goods	0.2%
Packaging & Containers	0.2%
Household Durables	0.2%
Student Loans	0.2%
Commercial Services	0.2%
Residential REITs	0.1%
Energy Equipment & Services	0.1%
Retail REITs	0.1%
Gas	0.1%
Trading Companies & Distributors	0.1%
Airlines	0.1%
Health Care REITs	0.1%
Industry Classification	% of Net Assets
Semiconductors	0.1%
Miscellaneous Manufacturing	0.1%
Industrial REITs	0.1%
Equipment	0.1%
Home Equity Loans	0.1%
Containers & Packaging	0.1%
Trucking & Leasing	0.1%
Wireless Telecommunication Services	0.1%
Mining	0.1%
Passenger Airlines	0.1%
Construction Materials	0.1%
Engineering & Construction	0.1%
Personal Care Products	0.1%
Transportation	0.1%
Real Estate Management & Development	0.1%
Office/Business Equipment	0.1%
Construction & Engineering	0.0%*
Distributors	0.0%*
Independent Power & Renewable Electricity Producers	0.0%*
Multi-National	0.0%*
Automobile Components	0.0%*
Home Builders	0.0%*
Industry Classification	% of Net Assets
Water Utilities	0.0%*
Building Materials	0.0%*
Asset Management & Custody Banks	0.0%*
Gas Utilities	0.0%*
Diversified Banks	0.0%*
Other	0.0%*
Apparel	0.0%*
Healthcare-Products	0.0%*
Hotel & Resort REITs	0.0%*
Lodging	0.0%*
Office REITs	0.0%*
Leisure Products	0.0%*
Forest Products & Paper	0.0%*
Marine Transportation	0.0%*
Distribution/Wholesale	0.0%*
Transportation Infrastructure	0.0%*
Diversified REITs	0.0%*
102.4%
Liabilities in excess of other assets	(2.4)%
100.0%
* Less than
0.05
%

PSF PGIM 50/50 Balanced Portfolio (Class I)
Shareholder Report [Line Items]
Fund Name	PSF PGIM 50/50 Balanced Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class I shares of PSF PGIM 50/50 Balanced Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF PGIM 50/50 Balanced Portfolio—Class I	$29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
Net Assets	$ 2,631,651,899
Holdings Count | Holding	1,769
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 2,631,651,899
Number of portfolio holdings	1,769
Portfolio turnover rate for the period	33%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF
THE
PORTFOLIO’S HOLDINGS AS OF 6/30/
2024
?
Industry Classification	% of Net Assets
Affiliated Mutual Funds (1.9% represents investments purchased with collateral from securities on loan)	12.7%
U.S. Government Agency Obligations	11.1%
Collateralized Loan Obligations	6.1%
Semiconductors & Semiconductor Equipment	6.1%
Software	5.7%
Banks	5.3%
Commercial Mortgage-Backed Securities	5.2%
Technology Hardware, Storage & Peripherals	3.6%
Interactive Media & Services	3.3%
Automobiles	2.8%
Pharmaceuticals	2.2%
Broadline Retail	1.9%
Financial Services	1.9%
Oil, Gas & Consumable Fuels	1.7%
Capital Markets	1.4%
Insurance	1.2%
Health Care Providers & Services	1.2%
Health Care Equipment & Supplies	1.2%
Electric	1.1%
Aerospace & Defense	1.1%
Biotechnology	1.0%
Consumer Staples Distribution & Retail	0.9%
Hotels, Restaurants & Leisure	0.9%
U.S. Treasury Obligations	0.9%
Specialty Retail	0.9%
Pipelines	0.9%
Residential Mortgage-Backed Securities	0.8%
Machinery	0.8%
Chemicals	0.8%
Electric Utilities	0.7%
Beverages	0.7%
Telecommunications	0.7%
Entertainment	0.7%
Media	0.6%
Household Products	0.6%
Life Sciences Tools & Services	0.6%
Real Estate Investment Trusts (REITs)	0.5%
IT Services	0.5%
Industry Classification	% of Net Assets
Unaffiliated Exchange-Traded Funds	0.5%
Ground Transportation	0.5%
Specialized REITs	0.5%
Communications Equipment	0.4%
Oil & Gas	0.4%
Food Products	0.4%
Electrical Equipment	0.4%
Agriculture	0.4%
Municipal Bonds	0.3%
Diversified Telecommunication Services	0.3%
Healthcare-Services	0.3%
Professional Services	0.3%
Multi-Utilities	0.3%
Consumer Loans	0.3%
Electronic Equipment, Instruments & Components	0.3%
Commercial Services & Supplies	0.3%
Sovereign Bonds	0.3%
Auto Manufacturers	0.3%
Diversified Financial Services	0.3%
Tobacco	0.3%
Consumer Finance	0.3%
Building Products	0.2%
Credit Cards	0.2%
Retail	0.2%
Industrial Conglomerates	0.2%
Metals & Mining	0.2%
Air Freight & Logistics	0.2%
Foods	0.2%
Textiles, Apparel & Luxury Goods	0.2%
Packaging & Containers	0.2%
Household Durables	0.2%
Student Loans	0.2%
Commercial Services	0.2%
Residential REITs	0.1%
Energy Equipment & Services	0.1%
Retail REITs	0.1%
Gas	0.1%
Trading Companies & Distributors	0.1%
Airlines	0.1%
Health Care REITs	0.1%
Industry Classification	% of Net Assets
Semiconductors	0.1%
Miscellaneous Manufacturing	0.1%
Industrial REITs	0.1%
Equipment	0.1%
Home Equity Loans	0.1%
Containers & Packaging	0.1%
Trucking & Leasing	0.1%
Wireless Telecommunication Services	0.1%
Mining	0.1%
Passenger Airlines	0.1%
Construction Materials	0.1%
Engineering & Construction	0.1%
Personal Care Products	0.1%
Transportation	0.1%
Real Estate Management & Development	0.1%
Office/Business Equipment	0.1%
Construction & Engineering	0.0%*
Distributors	0.0%*
Independent Power & Renewable Electricity Producers	0.0%*
Multi-National	0.0%*
Automobile Components	0.0%*
Home Builders	0.0%*
Industry Classification	% of Net Assets
Water Utilities	0.0%*
Building Materials	0.0%*
Asset Management & Custody Banks	0.0%*
Gas Utilities	0.0%*
Diversified Banks	0.0%*
Other	0.0%*
Apparel	0.0%*
Healthcare-Products	0.0%*
Hotel & Resort REITs	0.0%*
Lodging	0.0%*
Office REITs	0.0%*
Leisure Products	0.0%*
Forest Products & Paper	0.0%*
Marine Transportation	0.0%*
Distribution/Wholesale	0.0%*
Transportation Infrastructure	0.0%*
Diversified REITs	0.0%*
102.4%
Liabilities in excess of other assets	(2.4)%
100.0%
* Less than
0.05
%

PSF Natural Resources Portfolio (Class III)
Shareholder Report [Line Items]
Fund Name	PSF Natural Resources Portfolio
Class Name	Class III
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class III shares of PSF Natural Resources Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Natural Resources Portfolio— Class III	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Net Assets	$ 562,420,930
Holdings Count | Holding	93
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 562,420,930
Number of portfolio holdings	93
Portfolio turnover rate for the period	10%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Country Classification	% of Net Assets
United States (8.0% represents investments purchased with collateral from securities on loan)	78.9%
Canada	12.7%
France	4.6%
Australia	2.8%
Norway	1.7%
United Kingdom	1.4%
Portugal	1.3%
Japan	1.3%
Austria	0.7%
Country Classification	% of Net Assets
Ghana	0.6%
South Korea	0.6%
Mexico	0.5%
Germany	0.4%
South Africa	0.4%
107.9%
Liabilities in excess of other assets	(7.9)%
100.0%

PSF Natural Resources Portfolio (Class II)
Shareholder Report [Line Items]
Fund Name	PSF Natural Resources Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class II shares of PSF Natural Resources Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Natural Resources Portfolio—Class II	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Net Assets	$ 562,420,930
Holdings Count | Holding	93
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 562,420,930
Number of portfolio holdings	93
Portfolio turnover rate for the period	10%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Country Classification	% of Net Assets
United States (8.0% represents investments purchased with collateral from securities on loan)	78.9%
Canada	12.7%
France	4.6%
Australia	2.8%
Norway	1.7%
United Kingdom	1.4%
Portugal	1.3%
Japan	1.3%
Austria	0.7%
Country Classification	% of Net Assets
Ghana	0.6%
South Korea	0.6%
Mexico	0.5%
Germany	0.4%
South Africa	0.4%
107.9%
Liabilities in excess of other assets	(7.9)%
100.0%

PSF Natural Resources Portfolio (Class I)
Shareholder Report [Line Items]
Fund Name	PSF Natural Resources Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class I shares of PSF Natural Resources Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Natural Resources Portfolio—Class I	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 562,420,930
Holdings Count | Holding	93
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 562,420,930
Number of portfolio holdings	93
Portfolio turnover rate for the period	10%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Country Classification	% of Net Assets
United States (8.0% represents investments purchased with collateral from securities on loan)	78.9%
Canada	12.7%
France	4.6%
Australia	2.8%
Norway	1.7%
United Kingdom	1.4%
Portugal	1.3%
Japan	1.3%
Austria	0.7%
Country Classification	% of Net Assets
Ghana	0.6%
South Korea	0.6%
Mexico	0.5%
Germany	0.4%
South Africa	0.4%
107.9%
Liabilities in excess of other assets	(7.9)%
100.0%

PSF Mid-Cap Growth Portfolio (Class III)
Shareholder Report [Line Items]
Fund Name	PSF Mid-Cap Growth Portfolio
Class Name	Class III
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class III shares of PSF Mid-Cap Growth Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Mid-Cap Growth Portfolio—Class III	$46	0.89%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
Net Assets	$ 407,293,615
Holdings Count | Holding	113
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 407,293,615
Number of portfolio holdings	113
Portfolio turnover rate for the period	30%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Affiliated Mutual Funds (16.4% represents investments purchased with collateral from securities on loan)	17.6%
Capital Markets	9.6%
Software	9.3%
Semiconductors & Semiconductor Equipment	8.1%
Biotechnology	6.2%
Hotels, Restaurants & Leisure	5.4%
Health Care Equipment & Supplies	4.5%
Specialty Retail	4.3%
IT Services	3.8%
Electrical Equipment	3.6%
Machinery	3.5%
Building Products	2.8%
Life Sciences Tools & Services	2.6%
Media	2.5%
Health Care Providers & Services	2.4%
Commercial Services & Supplies	2.0%
Ground Transportation	2.0%
Oil, Gas & Consumable Fuels	1.9%
Professional Services	1.8%
Aerospace & Defense	1.7%
Technology Hardware, Storage & Peripherals	1.6%
Construction & Engineering	1.5%
Industry Classification	% of Net Assets
Electronic Equipment, Instruments & Components	1.4%
Beverages	1.4%
Personal Care Products	1.2%
Pharmaceuticals	1.2%
Energy Equipment & Services	1.2%
Diversified Consumer Services	0.9%
Entertainment	0.9%
Financial Services	0.9%
Insurance	0.8%
Household Durables	0.8%
Communications Equipment	0.8%
Banks	0.7%
Distributors	0.7%
Trading Companies & Distributors	0.7%
Consumer Staples Distribution & Retail	0.6%
Independent Power & Renewable Electricity Producers	0.6%
Construction Materials	0.6%
Interactive Media & Services	0.5%
Automobiles	0.4%
115.0%
Liabilities in excess of other assets	(15.0)%
100.0%

PSF Mid-Cap Growth Portfolio (Class II)
Shareholder Report [Line Items]
Fund Name	PSF Mid-Cap Growth Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class II shares of PSF Mid-Cap Growth Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Mid-Cap Growth Portfolio—Class II	$53	1.04%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%
Net Assets	$ 407,293,615
Holdings Count | Holding	113
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$407,293,615
Number of portfolio holdings	113
Portfolio turnover rate for the period	30%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Affiliated Mutual Funds (16.4% represents investments purchased with collateral from securities on loan)	17.6%
Capital Markets	9.6%
Software	9.3%
Semiconductors & Semiconductor Equipment	8.1%
Biotechnology	6.2%
Hotels, Restaurants & Leisure	5.4%
Health Care Equipment & Supplies	4.5%
Specialty Retail	4.3%
IT Services	3.8%
Electrical Equipment	3.6%
Machinery	3.5%
Building Products	2.8%
Life Sciences Tools & Services	2.6%
Media	2.5%
Health Care Providers & Services	2.4%
Commercial Services & Supplies	2.0%
Ground Transportation	2.0%
Oil, Gas & Consumable Fuels	1.9%
Professional Services	1.8%
Aerospace & Defense	1.7%
Technology Hardware, Storage & Peripherals	1.6%
Construction & Engineering	1.5%
Industry Classification	% of Net Assets
Electronic Equipment, Instruments & Components	1.4%
Beverages	1.4%
Personal Care Products	1.2%
Pharmaceuticals	1.2%
Energy Equipment & Services	1.2%
Diversified Consumer Services	0.9%
Entertainment	0.9%
Financial Services	0.9%
Insurance	0.8%
Household Durables	0.8%
Communications Equipment	0.8%
Banks	0.7%
Distributors	0.7%
Trading Companies & Distributors	0.7%
Consumer Staples Distribution & Retail	0.6%
Independent Power & Renewable Electricity Producers	0.6%
Construction Materials	0.6%
Interactive Media & Services	0.5%
Automobiles	0.4%
115.0%
Liabilities in excess of other assets	(15.0)%
100.0%

PSF Mid-Cap Growth Portfolio (Class I)
Shareholder Report [Line Items]
Fund Name	PSF Mid-Cap Growth Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class I shares of PSF Mid-Cap Growth Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Mid-Cap Growth Portfolio—Class I	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
Net Assets	$ 407,293,615
Holdings Count | Holding	113
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 407,293,615
Number of portfolio holdings	113
Portfolio turnover rate for the period	30%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF
6/30/2024
?

Industry Classification	% of Net Assets
Affiliated Mutual Funds (16.4% represents investments purchased with collateral from securities on loan)	17.6%
Capital Markets	9.6%
Software	9.3%
Semiconductors & Semiconductor Equipment	8.1%
Biotechnology	6.2%
Hotels, Restaurants & Leisure	5.4%
Health Care Equipment & Supplies	4.5%
Specialty Retail	4.3%
IT Services	3.8%
Electrical Equipment	3.6%
Machinery	3.5%
Building Products	2.8%
Life Sciences Tools & Services	2.6%
Media	2.5%
Health Care Providers & Services	2.4%
Commercial Services & Supplies	2.0%
Ground Transportation	2.0%
Oil, Gas & Consumable Fuels	1.9%
Professional Services	1.8%
Aerospace & Defense	1.7%
Technology Hardware, Storage & Peripherals	1.6%
Construction & Engineering	1.5%
Industry Classification	% of Net Assets
Electronic Equipment, Instruments & Components	1.4%
Beverages	1.4%
Personal Care Products	1.2%
Pharmaceuticals	1.2%
Energy Equipment & Services	1.2%
Diversified Consumer Services	0.9%
Entertainment	0.9%
Financial Services	0.9%
Insurance	0.8%
Household Durables	0.8%
Communications Equipment	0.8%
Banks	0.7%
Distributors	0.7%
Trading Companies & Distributors	0.7%
Consumer Staples Distribution & Retail	0.6%
Independent Power & Renewable Electricity Producers	0.6%
Construction Materials	0.6%
Interactive Media & Services	0.5%
Automobiles	0.4%
115.0%
Liabilities in excess of other assets	(15.0)%
100.0%

PSF Global Portfolio (Class III)
Shareholder Report [Line Items]
Fund Name	PSF Global Portfolio
Class Name	Class III
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class III shares of PSF Global Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Global Portfolio—Class III	$53	1.01%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.01%
Net Assets	$ 925,138,529
Holdings Count | Holding	409
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$925,138,529
Number of portfolio holdings	409
Portfolio turnover rate for the period	16%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	10.7%
Software	8.1%
Banks	5.2%
Affiliated Mutual Funds (3.5% represents investments purchased with collateral from securities on loan)	4.9%
Pharmaceuticals	4.9%
Interactive Media & Services	4.5%
Oil, Gas & Consumable Fuels	4.4%
Insurance	4.0%
Technology Hardware, Storage & Peripherals	3.5%
Financial Services	3.4%
Aerospace & Defense	3.1%
Broadline Retail	2.9%
Capital Markets	2.8%
Health Care Equipment & Supplies	2.7%
Electrical Equipment	2.3%
Health Care Providers & Services	2.2%
Machinery	2.0%
Life Sciences Tools & Services	2.0%
Chemicals	2.0%
Hotels, Restaurants & Leisure	1.8%
Electronic Equipment, Instruments & Components	1.4%
Industrial Conglomerates	1.3%
Household Products	1.3%
Ground Transportation	1.2%
IT Services	1.1%
Professional Services	1.1%
Biotechnology	1.1%
Construction Materials	1.0%
Consumer Staples Distribution & Retail	1.0%
Media	1.0%
Personal Care Products	0.9%
Food Products	0.9%
Multi-Utilities	0.9%
Tobacco	0.8%
Automobiles	0.8%
Specialty Retail	0.7%
Industry Classification	% of Net Assets
Entertainment	0.7%
Electric Utilities	0.7%
Textiles, Apparel & Luxury Goods	0.7%
Trading Companies & Distributors	0.6%
Air Freight & Logistics	0.6%
Residential REITs	0.6%
Beverages	0.5%
Real Estate Management & Development	0.5%
Specialized REITs	0.5%
Containers & Packaging	0.5%
Building Products	0.4%
Passenger Airlines	0.3%
Metals & Mining	0.3%
Energy Equipment & Services	0.3%
U.S. Government Agency Obligations	0.3%
Construction & Engineering	0.3%
Industrial REITs	0.3%
Diversified Telecommunication Services	0.3%
Commercial Services & Supplies	0.2%
Automobile Components	0.2%
Communications Equipment	0.1%
Household Durables	0.1%
Health Care Technology	0.1%
Gas Utilities	0.1%
Independent Power & Renewable Electricity Producers	0.1%
Consumer Finance	0.1%
Marine Transportation	0.1%
Diversified REITs	0.0%*
Transportation Infrastructure	0.0%*
Wireless Telecommunication Services	0.0%*
103.4%
Liabilities in excess of other assets	(3.4)%
100.0%
* Less than 0.05%

PSF Global Portfolio (Class I)
Shareholder Report [Line Items]
Fund Name	PSF Global Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class I shares of PSF Global Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSF Global Portfolio—Class I	$40	0.75%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%
Net Assets	$ 925,138,529
Holdings Count | Holding	409
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2024?
Portfolio’s net assets	$ 925,138,529
Number of portfolio holdings	409
Portfolio turnover rate for the period	16%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	10.7%
Software	8.1%
Banks	5.2%
Affiliated Mutual Funds (3.5% represents investments purchased with collateral from securities on loan)	4.9%
Pharmaceuticals	4.9%
Interactive Media & Services	4.5%
Oil, Gas & Consumable Fuels	4.4%
Insurance	4.0%
Technology Hardware, Storage & Peripherals	3.5%
Financial Services	3.4%
Aerospace & Defense	3.1%
Broadline Retail	2.9%
Capital Markets	2.8%
Health Care Equipment & Supplies	2.7%
Electrical Equipment	2.3%
Health Care Providers & Services	2.2%
Machinery	2.0%
Life Sciences Tools & Services	2.0%
Chemicals	2.0%
Hotels, Restaurants & Leisure	1.8%
Electronic Equipment, Instruments & Components	1.4%
Industrial Conglomerates	1.3%
Household Products	1.3%
Ground Transportation	1.2%
IT Services	1.1%
Professional Services	1.1%
Biotechnology	1.1%
Construction Materials	1.0%
Consumer Staples Distribution & Retail	1.0%
Media	1.0%
Personal Care Products	0.9%
Food Products	0.9%
Multi-Utilities	0.9%
Tobacco	0.8%
Automobiles	0.8%
Specialty Retail	0.7%
Industry Classification	% of Net Assets
Entertainment	0.7%
Electric Utilities	0.7%
Textiles, Apparel & Luxury Goods	0.7%
Trading Companies & Distributors	0.6%
Air Freight & Logistics	0.6%
Residential REITs	0.6%
Beverages	0.5%
Real Estate Management & Development	0.5%
Specialized REITs	0.5%
Containers & Packaging	0.5%
Building Products	0.4%
Passenger Airlines	0.3%
Metals & Mining	0.3%
Energy Equipment & Services	0.3%
U.S. Government Agency Obligations	0.3%
Construction & Engineering	0.3%
Industrial REITs	0.3%
Diversified Telecommunication Services	0.3%
Commercial Services & Supplies	0.2%
Automobile Components	0.2%
Communications Equipment	0.1%
Household Durables	0.1%
Health Care Technology	0.1%
Gas Utilities	0.1%
Independent Power & Renewable Electricity Producers	0.1%
Consumer Finance	0.1%
Marine Transportation	0.1%
Diversified REITs	0.0%*
Transportation Infrastructure	0.0%*
Wireless Telecommunication Services	0.0%*
103.4%
Liabilities in excess of other assets	(3.4)%
100.0%
* Less than 0.05%